Performance Management	Feb. 28, 2025
Sound Mind Investing Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the SMI Fund’s investment results have varied from year to year. The table below shows how the SMI Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index, and to a custom index. This information provides some indication of the risks of investing in the SMI Fund. Past performance of the SMI Fund is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	This information provides some indication of the risks of investing in the SMI Fund. Past performance of the SMI Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the SMI Fund’s investment results have varied from year to year. The table below shows how the SMI Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index, and to a custom index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were:
Best Quarter:	4th Quarter, 2020,	18.98%
Worst Quarter:	1st Quarter, 2020,	(22.06)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.98%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower)
Performance [Table]
The SMI Fund	1 Year	5 Years	10 Years
Return Before Taxes	15.92%	8.34%	7.16%
Return After Taxes on Distributions	15.75%	5.76%	4.60%
Return After Taxes on Distributions and Sale of Fund Shares	9.55%	5.73%	4.82%
Indices (reflects no deductions for fees, expenses and taxes)
S&P 500® Index	25.02%	14.53%	13.10%
SMI Custom Index[1]	15.03%	9.61%	9.37%

[1]	Custom Index is comprised of 20% Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index, and 20% MSCI EAFE Index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses and taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the SMI Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the SMI Fund’s website at www.smifund.com.

Performance Availability Website Address [Text]	www.smifund.com
Performance Availability Phone [Text]	(877) 764-3863
SMI Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Multi-Strategy Fund’s investment results have varied from year to year. The table below shows how the Multi-Strategy Fund’s average annual total returns for the one-year, five-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond© Index. The Multi-Strategy Fund began operations on April 29, 2015. Past performance of the Multi-Strategy Fund is not necessarily an indication of how the Fund will perform in the future. Effective April 27, 2018, the Multi-Strategy Fund was merged with another mutual fund (the “Merged Fund”) advised by the Advisor, and the Multi-Strategy Fund materially revised its strategies so as to reflect the investment strategies of the Merged Fund. Performance prior to April 27, 2018 in the bar chart and table reflects the performance of the Merged Fund. Prior to July 12, 2024, the Multi-Strategy Fund’s investment strategy was different. If the Multi-Strategy Fund’s current strategy was used, its performance during the periods presented below may have been different.

Performance Past Does Not Indicate Future [Text]	Past performance of the Multi-Strategy Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Multi-Strategy Fund’s investment results have varied from year to year. The table below shows how the Multi-Strategy Fund’s average annual total returns for the one-year, five-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond© Index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were:
Best Quarter:	2nd Quarter, 2020,	12.51%
Worst Quarter:	4th Quarter, 2018,	(13.35)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.35%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).
Performance [Table]
The Multi-Strategy Fund	1 Year	5 Year	Since Inception (April 29, 2015)
Return Before Taxes	13.29%	6.52%	4.99%
Return After Taxes on Distributions	11.70%	4.98%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	8.99%	4.72%	3.70%
Indices (reflects no deductions for fees, expenses and taxes)
S&P 500® Index	25.02%	14.53%	13.23%
Bloomberg U.S. Aggregate Bond® Index	1.25%	(0.33)%	1.26%
Weighted Index (60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond® Index)	15.04%	8.67%	8.55%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses and taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Multi-Strategy Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Performance Availability Website Address [Text]	www.smifund.com
Performance Availability Phone [Text]	(877) 764-3863
SMI Dynamic Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Dynamic Allocation Fund’s investment results have varied from year to year. The table below shows how the Dynamic Allocation Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond© Index. The Dynamic Allocation Fund began operations on February 28, 2013. Past performance of the Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future. Prior to July 12, 2024, the Dynamic Allocation Fund’s investment strategy was different. If the Dynamic Allocation Fund’s current strategy was used, its performance during the periods presented below may have been different.

Performance Past Does Not Indicate Future [Text]	Past performance of the Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Dynamic Allocation Fund’s investment results have varied from year to year. The table below shows how the Dynamic Allocation Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond© Index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were:
Best Quarter:	2nd Quarter, 2021,	7.31%
Worst Quarter:	2nd Quarter, 2022,	(10.63)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.31%
Highest Quarterly Return, Date	Jun. 30, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).
Performance [Table]
The Dynamic Allocation Fund	1 Year	5 Years	10 Years
Return Before Taxes	12.81%	4.33%	2.71%
Return After Taxes on Distributions	10.44%	3.07%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares	8.00%	3.00%	1.90%
Indices (reflects no deductions for fees, expenses and taxes)
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond® Index	1.25%	(0.33)%	1.35%
Weighted Index (60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond® Index)	15.04%	8.67%	8.52%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses and taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Dynamic Allocation Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Performance Availability Website Address [Text]	www.smifund.com
Performance Availability Phone [Text]	(877) 764-3863